Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Results of Operations and Cash Flows of the VIEs and their Subsidiaries

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries, which are included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31, 2023	As of December 31, 2024
	RMB	RMB
Assets:
Cash and cash equivalents	1,418,792	307,496
Investment in marketable securities	52,637	1,422,725
Accounts receivable, net	41,903	84,502
Other receivables, net	55,081	55,840
Loan receivables, net	—	6,964
Amounts due from related parties	425	36,088
Prepaid expenses and other assets	154,162	147,209
Investments, net	478,022	797,573
Operating lease right-of-use assets, net	9,883	6,274
Property, equipment and software, net	55,201	48,103
Intangible assets, net	13,902	—
Total assets	2,280,008	2,912,774
Liabilities:
Deferred revenue	5,234	—
Payroll and welfare payable	10,778	11,467
Income taxes payable	292,537	301,935
Accrued expenses and other liabilities	68,267	73,385
Operating lease liabilities	6,313	4,696
Amounts due to related parties	926,704	1,012,124
Deferred tax liabilities	3,476	—
Total liabilities	1,313,309	1,403,607

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	535,149	396,650	271,164
Net (loss) income	(357,418)	(73,079)	83,076

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by operating activities	251,106	339,806	25,148
Net cash provided by (used in) investing activities	76,163	(5,021)	(1,136,444)
Net cash provided by financing activities	—	—	—

Schedule of Disaggregation of Revenues	The following table illustrates the disaggregation of revenues by services offering in 2022, 2023 and 2024, respectively.
	December 31,	December 31,	December 31,
	2022	2023	2024
Technical services	327,245	247,770	143,648
Sales income	154,906	142,628	124,973
Post-origination services	35,820	3,629	5,326
Wealth management	43,696	18,422	36,027
Total	561,667	412,449	309,974

Schedule of Movement of the Allowance for Doubtful Accounts	The movement of the allowance for doubtful accounts is as follows:
	Accounts receivable	Other receivables	Loans receivable	Amounts due from related parties	Total
	RMB	RMB	RMB	RMB	RMB
Balance at December 31, 2022	1,444,582	26,861	441,359	142,780	2,055,582
Provision for doubtful accounts	2,256	2,329	133,717	61,775	200,077
Reversals	(852)	(515)	—	(6,500)	(7,867)
Write-offs	—	—	—	—	—
Foreign currency translation adjustment	36	1,259	808	—	2,103
Balance at December 31, 2023	1,446,022	29,934	575,884	198,055	2,249,895
Provision for doubtful accounts	748	8,716	13,642	997	24,103
Reversals	(12,011)	(90)	(1,000)	(437)	(13,538)
Write-offs	—	—	(202,900)	—	(202,900)
Foreign currency translation adjustment	65	666	884	—	1,615
Balance at December 31, 2024	1,434,824	39,226	386,510	198,615	2,059,175

Schedule of the Group'S Equity Investments under Equity Method

The tables below present the summarized financial information of the Group’s equity investments under equity method, as provided to the Company by the investee, for the unconsolidated company:

	December 31, 2023	December 31, 2024
	RMB	RMB
Current assets	13,365,772	18,189,130
Noncurrent assets	669,456	706,196
Current liabilities	12,492,028	17,220,595

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenue	855,517	1,000,411	1,294,919
Gross profit (loss)	353,821	438,801	1,029,276
Income/(loss)from operations	107,998	108,760	184,150
Net income/(loss)	84,652	75,266	132,393
Net income/(loss) attributable to the investees’ ordinary shareholders	84,652	75,266	132,393

Schedule of Estimated Useful Lives of Property and Equipment	Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:
Computer and electronic equipment	3 years
Furniture and office equipment	4-5 years
Office Building	20 years
Software	5 years
Leasehold improvements	Over the shorter of the remaining lease term or estimated useful life